AXA PREMIER VIP TRUST
                           1290 Avenue of the Americas
                            New York, New York 10104

                                  June 6, 2006

VIA EDGAR
---------

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:  AXA Premier VIP Trust (the "Trust")
              File Nos. 333 - 70754 and 811 - 10509

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of prospectus and statement of additional information, dated May 31, 2006, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 16 on June 1, 2006.

         If you have any questions regarding this certification, please contact Mark Amorosi at (202) 778-9351.

                                      Sincerely,

                                      AXA PREMIER VIP TRUST


                                      By: /s/ Patricia Louie
                                          --------------------------------------
                                      Name:   Patricia Louie
                                      Title:  Vice President and Counsel